Note 11 - Subsequent Events (Details Textual) - USD ($)								1 Months Ended		9 Months Ended	190 Months Ended	199 Months Ended
	Feb. 22, 2018	Feb. 21, 2018	Jan. 11, 2018	Feb. 22, 2017	Jan. 19, 2017	Oct. 04, 2016	Aug. 31, 2015	Mar. 31, 2018	Jan. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018	Jul. 11, 2018	Jul. 10, 2018	Jan. 02, 2018	Dec. 28, 2017	Apr. 19, 2017	Dec. 31, 2016	Sep. 30, 2016
Stock Issued During Period, Shares, New Issues						400,000
Share Price																			$ 4.125
Class of Warrant or Right, Exercise Price of Warrants or Rights
Proceeds from Issuance or Sale of Equity, Total							$ 13,800,000			$ 3,405,052
Common Stock, Par or Stated Value Per Share		$ 0.01				$ 0.01				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Loans Receivable, Net, Total										$ 1,815,000		$ 1,815,000
Common Stock, Shares, Outstanding, Ending Balance										13,398,339	6,943,283	13,398,339						4,564,428
Helomics Holding Corp. [Member]
Stock Issued During Period, Shares, New Issues			1,100,000
Share Exchange Agreement, Shares Received			2,500,000
Share Exchange Agreement, Convertible Notes Receivable								$ 500,000
Share Exchange Agreement, Convertible Notes, Percent of Stock								5.00%
Share Exchange Agreement, Potential Interest								25.00%
Loans Receivable, Net, Total											$ 500,000
Share Exchange Agreement, Contingent Revenue, Minimum			$ 8,000,000
Convertible Preferred Stock Held, Conversion Feature, Percent			20.00%
Financing Receivable, Net, Total										$ 163,468		$ 163,468
Share Exchange Agreement, Outstanding Receivables, Amount Converted								$ 500,000
Share Exchange Agreement, Shares Received Upon Conversion of Receivables								833,333
Investment, Ownership Percent								25.00%
The 2018 Public Offering [Member]
Stock Issued During Period, Shares, New Issues									2,900,000
Share Price									$ 0.95
Proceeds from Issuance or Sale of Equity, Total									$ 2,755,000			2,755,000
The 2018 Public Offering [Member] | Series E Warrants [Member]
Class of Warrant or Right, Issued per Unit									0.3
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									1
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues		215,247
Proceeds from Issuance or Sale of Equity, Total				$ 358,312							$ 358,312	$ 358,312
Sale of Stock, Underwriter Option Term									45 days
Sale of Stock, Underwriter Option, Maximum Additional Shares of Common Stock Available for Purchase					175,000				290,000
Sale of Stock, Underwriter Option, Number of Securities Called by Maximum Additional Warrants Available for Purchase					35,000				87,000
Sale of Stock, Underwriter Option, Exercise Price of Additional Warrants Available for Purchase					$ 0.01				$ 0.001
Proceeds from Underwriter Shares Exercised, Net		$ 188,066
Stock Issued During Period, Underwriter Discount		$ 16,354
Underwriter Discount Percentage		8.00%
Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share		$ 0.01													$ 0.01
Subsequent Event [Member] | Helomics Holding Corp. [Member]
Common Stock, Shares, Outstanding, Ending Balance	13,333,333	10,000,000
Subsequent Event [Member] | Helomics Holding Corp. [Member]
Stock Issued During Period, Shares, New Issues			1,100,000
Share Exchange Agreement, Shares Received			2,500,000
Share Exchange Agreement, Convertible Notes Receivable			$ 500,000
Share Exchange Agreement, Convertible Notes, Percent of Stock			5.00%					5.00%
Share Exchange Agreement, Potential Interest			25.00%
Share Exchange Agreement, Contingent Revenue, Minimum			$ 8,000,000
Convertible Preferred Stock Held, Conversion Feature, Percent			20.00%
Financing Receivable, Net, Total	$ 167,512.50	$ 667,512.50						$ 167,512.10
Share Exchange Agreement, Outstanding Receivables, Amount Converted	$ 500,000							$ 500,000
Share Exchange Agreement, Shares Received Upon Conversion of Receivables	833,333							833,333
Holding Interest, Preferred Stock		2,500,000
Holding Interest, Common Stock	3,333,333
Investment, Ownership Percent	25.00%							25.00%
Subsequent Event [Member] | The 2018 Public Offering [Member]
Stock Issued During Period, Shares, New Issues									2,900,000
Share Price									$ 0.95
Proceeds from Issuance or Sale of Equity, Total									$ 2,755,000
Subsequent Event [Member] | The 2018 Public Offering [Member] | Series E Warrants [Member]
Class of Warrant or Right, Issued per Unit									0.3
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right									1
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1
Subsequent Event [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues		215,247
Share Price		$ 0.9497
Sale of Stock, Underwriter Option Term									45 days
Sale of Stock, Underwriter Option, Maximum Additional Shares of Common Stock Available for Purchase									290,000
Sale of Stock, Underwriter Option, Number of Securities Called by Maximum Additional Warrants Available for Purchase									87,000
Sale of Stock, Underwriter Option, Exercise Price of Additional Warrants Available for Purchase									$ 0.001
Proceeds from Underwriter Shares Exercised, Net		$ 188,066
Stock Issued During Period, Underwriter Discount		$ 16,354
Underwriter Discount Percentage		8.00%